Shareholder Report, Line Graph (Details) - USD ($)										12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 19, 2023	Apr. 30, 2025
Putnam PanAgora ESG Emerging Markets Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Putnam PanAgora ESG Emerging Markets Equity ETF (NAV)
Accumulated Value	$ 11,203	$ 11,422	$ 11,095	$ 10,453	$ 9,836	$ 9,115	$ 10,371	$ 9,720	$ 10,000	$ 11,507
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World ex-U.S. Index-NR
Accumulated Value	11,894	11,766	11,715	11,137	10,726	9,463	10,675	10,188	10,000	$ 12,466
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index-NR
Accumulated Value	$ 11,178	$ 11,407	$ 11,012	$ 10,504	$ 9,741	$ 9,102	$ 10,363	$ 9,559	$ 10,000	$ 11,452